Nature of business and organization (Details Narrative) - shares			1 Months Ended
	Jul. 14, 2021	Jan. 11, 2021	Nov. 30, 2024	Feb. 29, 2024	Jun. 27, 2023	May 17, 2023	Jul. 31, 2021	Apr. 15, 2021	Dec. 24, 2020	Nov. 30, 2020	Dec. 31, 2022	Dec. 09, 2022	Nov. 30, 2021	Jul. 01, 2021
Weidong [Member]
Defined Benefit Plan Disclosure [Line Items]
Acquired interest														99.00%
Viwotong [Member]
Defined Benefit Plan Disclosure [Line Items]
Acquired interest											100.00%		100.00%
Shanghai Weimu [Member]
Defined Benefit Plan Disclosure [Line Items]
Outstanding equity										58.00%
VIYI Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Owned subsidiary								55.00%
Weidong [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest transferred	100.00%	100.00%
YY Online [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest transferred						1.00%
CDDI [Member]
Defined Benefit Plan Disclosure [Line Items]
Owned subsidiary					55.00%
V I W O [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest transferred							100.00%
Shenzhen Viwotong [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest transferred			100.00%	100.00%
Yao Zhaohua [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest transferred									99.00%
Sun Yadong [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest transferred									1.00%
Shenzhen Weiyixin [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest transferred		100.00%
Korgas 233 [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity interest transferred		100.00%
VIYI Shareholders [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares, Issued												198,019